Leases - Schedule of Minimum Future Rental Income Under Non-Cancelable Operating Lease (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 25, 2013
Property Subject to or Available for Operating Lease [Line Items]
Operating lease, minimum sublease rental	$ 3,284
Company Operated Properties [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating lease, minimum sublease rental	728
December 31, 2014 [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating lease, minimum sublease rental	1,004
December 31, 2014 [Member] | Company Operated Properties [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating lease, minimum sublease rental	244
December 30, 2015 [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating lease, minimum sublease rental	704
December 30, 2015 [Member] | Company Operated Properties [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating lease, minimum sublease rental	215
December 28, 2016 [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating lease, minimum sublease rental	595
December 28, 2016 [Member] | Company Operated Properties [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating lease, minimum sublease rental	101
December 27, 2017 [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating lease, minimum sublease rental	511
December 27, 2017 [Member] | Company Operated Properties [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating lease, minimum sublease rental	84
December 26, 2018 [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating lease, minimum sublease rental	354
December 26, 2018 [Member] | Company Operated Properties [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating lease, minimum sublease rental	$ 84